Segment Information (Details) - Schedule of Information about Primary Segments - Primary Segments [Member] - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Revenue
Extrenal revenue		$ 19,008,184	$ 50,630
Other income		385,145	14,552,533
Intersegment revenue
Total		19,393,329	14,603,163
Segment result		3,615,219	3,703,048
Unallocated corporate expenses		(2,964,942)	(3,122,485)
Less: Interest and finance charges		(1,612,180)	(2,156,651)
Less: Loss on deconsolidation of subsidary		(192,776)
Add : Interest income		19,123
Add: Unallocated exceptional items gain/(loss)
Add: Unallocated other income		22,766	1,753,589
Profit from continuing operations		(1,112,790)	176,911
Profit from discontinuing operations
Net income (loss) available to common shareholders		(1,112,790)	176,911
Segment assets		13,519,355	86,527,295
Unallocated corporate assets		13,427,986	301,622
Total assets		26,947,341	86,828,917
Segment liabilities		10,643,047	72,523,353
Unallocated corporate liabilities		5,465,357	2,096,790
Total liabilities		16,108,404	74,620,143
Capital expenditure on:
Tangible assets		11,074,810
Intangible assets		1,087,490	59,456,249
Depreciation expense	[1]	680,013
Amortisation expense	[1]	16,211	11,894,518
Cable business [Member]
Revenue
Extrenal revenue		19,008,184
Other income		385,145	14,392,091
Intersegment revenue
Total		19,393,329	14,392,091
Segment result		3,615,219	3,754,916
Unallocated corporate expenses
Less: Interest and finance charges		(1,612,180)	(2,156,651)
Less: Loss on deconsolidation of subsidary
Add : Interest income		19,123
Add: Unallocated exceptional items gain/(loss)
Add: Unallocated other income
Profit from continuing operations		2,022,162	1,598,265
Profit from discontinuing operations
Net income (loss) available to common shareholders		2,022,162	1,598,265
Segment assets		13,283,246	86,291,186
Unallocated corporate assets
Total assets		13,283,246	86,291,186
Segment liabilities		10,643,047	72,523,353
Unallocated corporate liabilities
Total liabilities		10,643,047	72,523,353
Capital expenditure on:
Tangible assets		11,074,810
Intangible assets		1,087,490	59,227,749
Depreciation expense	[1]	680,013
Amortisation expense	[1]	16,211	11,894,518
Telemedicine Services [Member]
Revenue
Extrenal revenue			50,630
Other income			159,712
Intersegment revenue
Total			210,342
Segment result			(51,868)
Unallocated corporate expenses
Less: Interest and finance charges
Less: Loss on deconsolidation of subsidary
Add : Interest income
Add: Unallocated exceptional items gain/(loss)
Add: Unallocated other income
Profit from continuing operations			(51,868)
Profit from discontinuing operations
Net income (loss) available to common shareholders			(51,868)
Segment assets		236,109	236,109
Unallocated corporate assets
Total assets		236,109	236,109
Segment liabilities
Unallocated corporate liabilities
Total liabilities
Capital expenditure on:
Tangible assets
Intangible assets			228,500
Depreciation expense	[1]
Amortisation expense	[1]

[1]	Note: Excluding unallocated depreciation and amortisation.